Unaudited Condensed Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.1	$ 0.1
Ordinary shares, authorized	1,450,000,000	1,450,000,000
Ordinary shares, issued	544,906,149	544,906,149
Ordinary shares, outstanding	544,906,149	544,906,149